Organization and Principal Activities (Details) - Schedule of consolidated statements of income - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of income [Line Items]
Net revenues	¥ 1,291,701	$ 187,279	¥ 1,198,273	¥ 940,783
Third party customers	1,291,602	187,265	1,164,317	936,551
Inter-companies	99	14	33,956	4,232
Net income	¥ 143,651	$ 20,827	¥ 102,042	¥ 45,722